Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Basic and Diluted Net (Loss) Income Per Share	The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net (loss) income per share for each class of common stock:
	For the Year Ended December 31,
	2024		2023
	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per share of common stock:
Numerator:
Allocation of net (loss) income	$(1,868,532)	$—	$3,586,446	$857,188
Denominator:
Weighted-average shares outstanding	14,970,335	—	25,873,722	6,184,019
Basic and diluted net (loss) income per share of common stock	$(0.12)	$—	$0.14	$0.14

Schedule of Capitalized Software Development Costs

Capitalized software development costs consisted of the following:

	March 31, 2025	December 31, 2024
Capitalized software, gross carrying amount	$1,752,449	$1,486,228
Less: accumulated amortization	(577,234)	(486,163)
Capitalized software, net carrying value	$1,175,215	$1,000,065

Schedule of Gross Carrying Amount of Capitalized Internally Developed Software Costs

The gross carrying amount of internally developed software costs that had been capitalized but not placed into service is as follows:

	March 31, 2025	December 31, 2024
Capitalized software not placed into service	$555,534	$348,058